Cover	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	Concert Pharmaceuticals, Inc.
Entity Incorporation, State	DE
Entity File Number	001-36310
Entity Tax Identification Number	20-4839882
Entity Address, Street	65 Hayden Avenue
Entity Address, Suite	Suite 3000N
Entity Address, City	Lexington
Entity Address, State	MA
Entity Address, Postal Zip Code	02421
City Area Code	781
Local Phone Number	860-0045
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock, $0.001 par value per share
Trading Symbol(s)	CNCE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001367920
Amendment Flag	false